Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2021
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]
05 –
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
Net interest income
in € m.	2021	2020	2019
Interest and similar income:
Interest income on cash and central bank balances	160	321	1,762
Interest income on interbank balances (w/o central banks)	67	325	293
Central bank funds sold and securities purchased under resale agreements	273	318	340
Loans	10,650	11,586	13,760
Other[1]	1,747	896	824
Total Interest and similar income from assets measured at amortized cost	12,897	13,446	16,979
Interest income on financial assets at fair value through other comprehensive income	501	635	1,023
Total interest and similar income calculated using the effective interest method	13,399	14,081	18,002
Financial assets at fair value through profit or loss[1]	3,374	3,873	7,205
Total interest and similar income	16,773	17,954	25,208
Thereof: negative interest expense on financial liabilities	1,217	636	372
Interest expense:
Interest-bearing deposits	1,456	2,065	3,643
Central bank funds purchased and securities sold under repurchase agreements	148	169	367
Other short-term borrowings	71	62	163
Long-term debt	1,484	1,612	2,002
Trust preferred securities	3	42	187
Other	876	807	1,667
Total interest expense measured at amortized cost	4,036	4,758	8,030
Financial liabilities at fair value through profit or loss	1,619	1,648	3,429
Total interest expense	5,655	6,405	11,458
Thereof: negative interest income on financial assets	786	582	743
Net interest income	11,117	11,548	13,749

[1] Prior years' comparatives aligned to presentation in the current year.
Other interest income for the year ended December 31, 2021, 2020 and 2019 included € 0 million, € 43 million, and € 93 million, respectively, which were related to government grants under the Targeted Longer-term Refinancing Operations II (TLTRO II)-program.
Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III)
The Governing Council of the ECB decided on a number of modifications to the terms and conditions of its Targeted Longer-term Refinancing Operations III (TLTRO III)-refinancing program in order to support further the provision of credit to households and firms in the face of the current economic disruption and heightened uncertainty caused by the COVID-19 pandemic.
The base interest rate under the TLTRO III-refinancing program is the average of the main refinancing operations rate with the exception of the period from June 24, 2020 to June 23, 2022, when a discount of 50 basis points applies (“base rate discount”). The applicable interest rate under the TLTRO III-refinancing program can further reduce by “new lending discounts” that apply if certain net lending thresholds are met. Accordingly, banks whose eligible net lending exceeds 0 % between March 1, 2020 and March 31, 2021 pay a rate 0.5 % lower than the average deposit facility rate for borrowings between June 24, 2020 and June 23, 2021. The interest rate outside of the period from June 24, 2020 to June 23, 2021 will be the average interest rate on the deposit facility (currently (0.5) %) with exception of the period from June 24, 2021 to June 23, 2022 when banks pay a rate 0.5 % lower than the average deposit facility rate for borrowings provided their eligible net lending exceeds 0 % between October 1, 2020 and December 31, 2021.
As of December 31, 2021, the Group has borrowed € 44.7 billion (December 31, 2020: € 37.5 billion) under the TLTRO III-refinancing program. The Group accounts for the base rate discount and the new lending discounts as a government grant under IAS 20. The income from the government grant is included in other interest income. The Group recognizes the benefit from the TLTRO III refinancing program in the period in which the grant is intended to compensate the Group for the related borrowing costs if it has established reasonable assurance that it will meet the relevant lending thresholds. As of December 31, 2021 the Group met the requirements for recognition of the base rate discount and the new lending discounts for the periods from June 24, 2020 to June 23, 2021 and from June 24, 2021 to June 23, 2022. As a result, for the year ended December 31, 2021 the Group applied an all-in rate of (1) % which resulted in interest income recognition of € 494 million, including the impact of a catch up recognition of the more favorable incentive rate in respect of participation in the second half of 2020. In contrast, for the year ended December 31, 2020 the Group did not establish reasonable assurance such that it applied the base rate discount only which resulted in interest income of € 86 million.
Net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2021	2020	2019
Trading income (loss):
FIC Sales and Trading	2,780	3,457	2,563
Other trading income (loss)	(827)	(1,360)	(2,366)
Total trading income (loss)	1,954	2,097	197
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	95	5	72
Equity Securities	812	114	271
Loans and loan commitments	18	(38)	28
Deposits	2	(9)	(19)
Others non-trading financial assets mandatory at fair value through profit and loss	180	203	25
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	1,106	276	377
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	11	15	(9)
Deposits	5	(1)	(0)
Long-term debt	48	(71)	(386)
Other financial assets/liabilities designated at fair value through profit or loss	15	16	15
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	79	(40)	(381)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,139	2,332	193

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2021	2020	2019
Net interest income	11,117	11,548	13,749
Trading income (loss)[1]	1,954	2,097	197
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	1,106	276	377
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	79	(40)	(381)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,139	2,332	193
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	14,256	13,880	13,942
Corporate Treasury Services	1,814	2,073	1,757
Institutional Client Services	326	311	405
Business Banking	526	555	556
Corporate Bank	2,666	2,939	2,718
FIC Sales & Trading	6,917	6,991	5,696
Remaining Products	(26)	202	(253)
Investment Bank	6,891	7,193	5,442
Private Bank Germany	3,114	2,956	3,292
International Private Bank	1,733	1,693	1,699
Private Bank	4,847	4,648	4,991
Asset Management	246	(98)	87
Capital Release Unit	(18)	(33)	155
Corporate & Other	(375)	(768)	549
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	14,256	13,880	13,942

[1] Prior year segmental information presented in the current structure.
[2]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.
The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division.